Other Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities, Current [Abstract]
Salaries payable	$ 31,141	$ 33,266
Taxes payable	5,517	13,912
Others	3,093	1,506
Other current liabilities	$ 39,751	$ 48,684